Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 110,761	$ 29,876
Prepaid expenses and other current assets	2,242	3,890
Total current assets	113,003	33,766
Property and equipment, net	1,025	1,432
Operating lease right-of-use asset	770	478
Other assets	109	58
Total assets	114,907	35,734
Current liabilities:
Accounts payable	2,968	3,417
Accrued expenses	7,026	3,660
Operating lease liabilities, current portion	536	208
Total current liabilities	10,530	7,285
Long-term operating lease liabilities	549	466
Total liabilities	11,079	7,751
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued or outstanding at December 31, 2024	0	0
Additional paid-in capital	258,551	209
Accumulated deficit	(154,724)	(102,051)
Total stockholders' equity (deficit)	103,828	(101,842)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	114,907	35,734
Series C Preferred Stock [Member]
Current liabilities:
Convertible preferred stock, Series C, $0.0001 par value; no shares and 7,404,919 shares authorized; no shares and 6,840,620 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively; liquidation preference of $195,823 as of December 31, 2023	0	129,825
Class A Common Stock [Member]
Stockholders' equity (deficit):
Common stocks	1	0
Class B Common Stock [Member]
Stockholders' equity (deficit):
Common stocks	$ 0	$ 0